STOCKHOLDERS DEFICIT	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 6 – STOCKHOLDERS’ DEFICIT

Authorized Capital

The authorized capital of the Company consists of 250,000,000 shares of common stock with a $0.001 par value and 10,000,000 shares of preferred stock with a $0.001 par value.

Common Stock

On March 27, 2024, the Company’s issued 3,750,000 Founder Shares of the Company’s common stock for an aggregate price of $3,750.

Preferred Stock

The authorized preferred stock of the Company consists of 10,000,000 preferred shares, $0.001 par value per share. The Series A Preferred Stock is convertible at $0.25 and votes on an as-converted basis, such that each then outstanding share of Series A Preferred Stock shall have the equivalent vote as to 10,000 shares of common stock.

On May 17, 2024, the Company issued six shares of Series A Preferred Stock to Redhawk Investment Group, LLC for aggregate proceeds of $15,000.

On July 22, 2023, the Company issued six shares of Series A Preferred Stock to Redhawk Investment Group, LLC for aggregate proceeds of $15,000.

On October 17, 2024, the Company issued four shares of Series A Preferred Stock to Redhawk Investment Group, LLC for aggregate proceeds of $10,000.

On October 22, 2024, the Company sold 20 shares of Series A Preferred Stock to Eventus for an aggregate total of $50,000 in past or future services.